Fair Value of Financial Instruments (Details Textual) - USD ($)	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Fair Value of Financial Instruments (Textual)
Derivative liabilities from related parties	$ 1,312,178	$ 1,590,638	$ 1,306,748